10-K Significant Accounting Policies - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Accounts receivable threshold period past due	30 days		30 days
Receivables past due 90 days	$ 11,600,000		$ 11,600,000		$ 11,200,000	$ 10,000,000
Long-lived asset impairment losses					0	0	$ 0
Goodwill impairment losses					$ 0	0	0
Percentage interest held in joint venture					25.00%
Revenues	785,189,000	$ 711,813,000	1,093,089,000	$ 1,021,778,000	$ 2,534,729,000	2,228,930,000	2,178,002,000
Operating income	93,533,000	$ 60,408,000	48,970,000	$ 15,803,000	194,295,000	191,077,000	214,498,000
Assets	$ 2,642,897,000		$ 2,642,897,000		2,294,319,000	2,181,824,000	1,823,507,000
Investments in equity method joint ventures					13,000,000	439,000,000
Income (loss) from equity method joint ventures					(426,000,000)	14,000,000	(32,000,000)
Joint Venture, Proportionate Consolidation
Significant Accounting Policies [Line Items]
Revenues					9,100,000	10,100,000	10,100,000
Operating income					823,000	1,300,000	$ 1,400,000
Assets					$ 912,000,000	$ 643,000,000